Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FlexShares Trust
Entity Central Index Key	0001491978
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000212719
Shareholder Report [Line Items]
Fund Name	US QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLV
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® US Quality Low Volatility Index Fund	$4	0.08%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 169,594,931
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$169,594,931
Number of Portfolio Holdings	118
Portfolio Turnover Rate	23%

C000212720
Shareholder Report [Line Items]
Fund Name	DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLVD
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$6	0.12%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 53,245,173
Holdings Count | Holding	188
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$53,245,173
Number of Portfolio Holdings	188
Portfolio Turnover Rate	23%

C000212721
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLVE
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Emerging Markets Quality Low Volatility Index Fund	$10	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 15,948,107
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$15,948,107
Number of Portfolio Holdings	155
Portfolio Turnover Rate	24%

C000102368
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR US MARKET FACTOR TILT INDEX
Trading Symbol	TILT
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar US Market Factor Tilt Index Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 2,113,735,443
Holdings Count | Holding	1,966
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$2,113,735,443
Number of Portfolio Holdings	1,966
Portfolio Turnover Rate	8%

C000102369
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX
Trading Symbol	TLTD
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$21	0.39%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
AssetsNet	$ 633,604,041
Holdings Count | Holding	2,354
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$633,604,041
Number of Portfolio Holdings	2,354
Portfolio Turnover Rate	10%

C000102370
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX
Trading Symbol	TLTE
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$31	0.57%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
AssetsNet	$ 347,037,066
Holdings Count | Holding	3,068
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$347,037,066
Number of Portfolio Holdings	3,068
Portfolio Turnover Rate	14%

C000159758
Shareholder Report [Line Items]
Fund Name	US QUALITY LARGE CAP INDEX
Trading Symbol	QLC
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® US Quality Large Cap Index Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 902,725,215
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$902,725,215
Number of Portfolio Holdings	178
Portfolio Turnover Rate	10%

C000171075
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US ESG SELECT INDEX
Trading Symbol	ESG
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® STOXX® US ESG Select Index Fund	$17	0.32%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 128,251,165
Holdings Count | Holding	253
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$128,251,165
Number of Portfolio Holdings	253
Portfolio Turnover Rate	17%

C000171076
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> GLOBAL ESG SELECT INDEX
Trading Symbol	ESGG
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® STOXX® Global ESG Select Index Fund	$22	0.42%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 108,478,325
Holdings Count | Holding	707
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$108,478,325
Number of Portfolio Holdings	707
Portfolio Turnover Rate	19%

C000230177
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE US LARGE CAP CORE INDEX
Trading Symbol	FEUS
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate US Large Cap Core Index Fund	$5	0.09%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 110,667,930
Holdings Count | Holding	171
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$110,667,930
Number of Portfolio Holdings	171
Portfolio Turnover Rate	19%

C000230178
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX
Trading Symbol	FEDM
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	$6	0.12%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 78,678,965
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$78,678,965
Number of Portfolio Holdings	236
Portfolio Turnover Rate	11%

C000102371
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX
Trading Symbol	GUNR
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$26	0.46%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.46%
AssetsNet	$ 7,493,670,646
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$7,493,670,646
Number of Portfolio Holdings	167
Portfolio Turnover Rate	14%

C000130666
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> GLOBAL BROAD INFRASTRUCTURE INDEX
Trading Symbol	NFRA
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® STOXX® Global Broad Infrastructure Index Fund	$25	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 3,065,476,780
Holdings Count | Holding	198
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$3,065,476,780
Number of Portfolio Holdings	198
Portfolio Turnover Rate	7%

C000133169
Shareholder Report [Line Items]
Fund Name	GLOBAL QUALITY REAL ESTATE INDEX
Trading Symbol	GQRE
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Global Quality Real Estate Index Fund	$24	0.45%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 386,208,767
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$386,208,767
Number of Portfolio Holdings	156
Portfolio Turnover Rate	20%

C000119637
Shareholder Report [Line Items]
Fund Name	QUALITY DIVIDEND INDEX
Trading Symbol	QDF
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Quality Dividend Index Fund	$19	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 2,126,669,391
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$2,126,669,391
Number of Portfolio Holdings	144
Portfolio Turnover Rate	13%

C000119639
Shareholder Report [Line Items]
Fund Name	QUALITY DIVIDEND DEFENSIVE INDEX
Trading Symbol	QDEF
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Quality Dividend Defensive Index Fund	$19	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 530,297,082
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$530,297,082
Number of Portfolio Holdings	138
Portfolio Turnover Rate	11%

C000119640
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL QUALITY DIVIDEND INDEX
Trading Symbol	IQDF
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® International Quality Dividend Index Fund	$25	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 1,097,265,554
Holdings Count | Holding	210
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$1,097,265,554
Number of Portfolio Holdings	210
Portfolio Turnover Rate	27%

C000119641
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX
Trading Symbol	IQDY
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® International Quality Dividend Dynamic Index Fund	$26	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
AssetsNet	$ 101,546,015
Holdings Count | Holding	212
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$101,546,015
Number of Portfolio Holdings	212
Portfolio Turnover Rate	30%

C000102372
Shareholder Report [Line Items]
Fund Name	IBOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 3-YEAR TARGET DURATION TIPS INDEX
Trading Symbol	TDTT
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® iBoxx® 3-Year Target Duration TIPS Index Fund	$9	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 2,584,501,347
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$2,584,501,347
Number of Portfolio Holdings	22
Portfolio Turnover Rate	39%

C000105758
Shareholder Report [Line Items]
Fund Name	IBOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 5-YEAR TARGET DURATION TIPS INDEX
Trading Symbol	TDTF
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® iBoxx® 5-Year Target Duration TIPS Index Fund	$9	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,027,952,231
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$1,027,952,231
Number of Portfolio Holdings	16
Portfolio Turnover Rate	52%

C000144481
Shareholder Report [Line Items]
Fund Name	DISCIPLINED DURATION MBS INDEX
Trading Symbol	MBSD
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Disciplined Duration MBS Index Fund	$10	0.20%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 94,025,759
Holdings Count | Holding	395
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$94,025,759
Number of Portfolio Holdings	395
Portfolio Turnover Rate	53%

C000148066
Shareholder Report [Line Items]
Fund Name	CREDIT-SCORED US CORPORATE BOND INDEX
Trading Symbol	SKOR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Credit-Scored US Corporate Bond Index Fund	$8	0.15%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 697,917,349
Holdings Count | Holding	1,653
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$697,917,349
Number of Portfolio Holdings	1,653
Portfolio Turnover Rate	27%

C000159757
Shareholder Report [Line Items]
Fund Name	CREDIT-SCORED US LONG CORPORATE BOND INDEX
Trading Symbol	LKOR
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	$8	0.15%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 35,337,550
Holdings Count | Holding	817
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$35,337,550
Number of Portfolio Holdings	817
Portfolio Turnover Rate	31%

C000201101
Shareholder Report [Line Items]
Fund Name	HIGH YIELD VALUE-SCORED BOND INDEX
Trading Symbol	HYGV
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® High Yield Value-Scored Bond Index Fund	$19	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,100,490,809
Holdings Count | Holding	958
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$1,100,490,809
Number of Portfolio Holdings	958
Portfolio Turnover Rate	54%

C000230181
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX
Trading Symbol	FEIG
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	$6	0.12%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 42,867,571
Holdings Count | Holding	720
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$42,867,571
Number of Portfolio Holdings	720
Portfolio Turnover Rate	39%

C000109007
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT INCOME
Trading Symbol	RAVI
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Ultra-Short Income Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,404,338,078
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$1,404,338,078
Number of Portfolio Holdings	248
Portfolio Turnover Rate	21%

C000174705
Shareholder Report [Line Items]
Fund Name	CORE SELECT BOND
Trading Symbol	BNDC
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Core Select Bond Fund	$10	0.21%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
AssetsNet	$ 168,905,407
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Net Assets	$168,905,407
Number of Portfolio Holdings	22
Portfolio Turnover Rate	73%